Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 42,846	$ 41,300
Restricted cash, short term portion	21,163	30,640
Accounts receivable, net	5,103	6,478
Prepaid expenses and other current assets	2,683	489
Total current assets	71,795	78,907
Vessels, net	940,738	774,624
Deposits for vessels acquisitions	276,142	245,567
Deferred finance costs net	20,727	24,819
Goodwill	1,579	1,579
Intangible assets - other than goodwill	51,233	59,879
Restricted cash, long-term portion	0	1,574
Other long-term assets	897	1,310
Deferred dry dock and special survey costs, net	7,533	7,210
Total non-current assets	1,298,849	1,116,562
Total assets	1,370,644	1,195,469
Current liabilties
Accounts payable	1,277	1,021
Dividend payable	2,410	2,421
Accrued expenses	12,951	15,492
Due to related parties, short term	27,815	43,616
Deferred revenue	3,651	3,251
Current portion of long-term debt	19,724	11,928
Total current liabilties	67,828	77,729
Long-term debt, net of current portion and premium	974,362	833,483
Loans due to related party	35,000	40,000
Due to related parties, long term	57,701
Other long-term liabilities	204	480
Unfavorable lease terms	4,245	4,928
Total non-current liabilities	1,071,512	878,891
Total liabilities	1,139,340	956,620
Commitments and contingencies	0	0
Series D Convertible Preferred Stock 600 shares issued and outstanding with $6,000 redemption amount	6,000
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 4,540 issued and outstanding as of each of December 31, 2012 and December 31, 2011	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 40,517,413 shares issued and outstanding as of each of December 31, 2012 and December 31, 2011	4	4
Additional paid-in capital	246,102	255,849
Accumulated Deficit	(20,802)	(17,004)
Total stockholders' equity	225,304	238,849
Total liabilities and stockholders' equity	$ 1,370,644	$ 1,195,469